FAIR VALUE MEASUREMENTS	6 Months Ended
Jun. 30, 2014
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]
NOTE 5:-	FAIR VALUE MEASUREMENTS

In accordance with ASC No. 820, the Group measures its foreign currency derivative instruments, its contingent consideration to NSC's former shareholders and its contingent consideration to Mailvision, at fair value. Investments in foreign currency derivative instruments are classified within Level 2 value hierarchy. This is because these assets are valued using alternative pricing sources and models utilizing market observable inputs. The contingent consideration to NSC's former shareholders and the Earn Out and the Sale Option provided to Mailvision are classified within Level 3 value hierarchy because these liabilities are based on present value calculations and an external valuation models whose inputs include market interest rates, estimated operational capitalization rates and volatilities. Unobservable inputs used in these models are significant.

The Group's financial assets and liabilities measured at fair value on a recurring basis, consisted of the following types of instruments as of the following dates:

	December 31, 2013
	Fair value measurements using input type
	Level 2	Level 3	Total

	Audited

Contingent consideration related to Mailvision's acquisition	$-	$(556)	$(556)

Total Financial liability	$-	$(556)	$(556)

	June 30, 2014
	Fair value measurements using input type
	Level 2	Level 3	Total
	Unaudited
Contingent consideration related to Mailvision's acquisition	$-	$(459)	$(459)

Total Financial liability	$-	$(459)	$(459)

Fair value measurements using significant unobservable inputs (Level 3):

Balance at January 1, 2014 (audited)	$(556)
Adjustment due to time change value (unaudited)	97

Balance at June 30, 2014 (unaudited)	$(459)